UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  August 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

August 31, 2015

Aurora Horizons Fund

Class A
AHFAX

Class C
AHFCX

Class Y
AHFYX

Investment Adviser

Aurora Investment Management L.L.C.
300 North LaSalle Street, 52nd Floor
Chicago, Illinois  60654

Phone: 1-800-443-2862

Table of Contents

EXPENSE EXAMPLE	1

INVESTMENT HIGHLIGHTS	3

CONSOLIDATED SCHEDULE OF INVESTMENTS	6

CONSOLIDATED SCHEDULE OF SECURITIES SOLD SHORT	20

CONSOLIDATED SCHEDULE OF OPTIONS WRITTEN	23

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS	27

CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY
CONTRACTS	29

CONSOLIDATED SCHEDULE OF TOTAL RETURN SWAPS	31

CONSOLIDATED SCHEDULE OF CREDIT DEFAULT SWAPS	33

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	34

CONSOLIDATED STATEMENT OF OPERATIONS	36

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	38

CONSOLIDATED FINANCIAL HIGHLIGHTS	40

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS	43

BASIS FOR TRUSTEES’ APPROVAL OF SUB-ADVISORY AGREEMENT	62

NOTICE OF PRIVACY POLICY & PRACTICES	64

ADDITIONAL INFORMATION	65

Letter from the President

Dear Shareholder,

Thank you for your investment in Aurora Horizons Fund (the “Fund”). The following is the semi-annual report for the six months ended August 31, 2015.

The Fund delivered a total return of -3.85% for the six months ended August 31, 2015, while the HFRX Global Index returned -2.68.  Strategy losses were driven by Long/Short Equities, Event-Driven, Long/Short Credit, and Macro, while the Short-Biased strategy contributed positively.

Entering this six month period, we constructed the portfolio to take advantage of fundamentally-oriented security selection strategies, particularly those exposed to corporate events, which we believed would continue to perform well amid lower intra-stock correlations, accommodative capital markets, and shareholder pressure on management teams to maintain growth.  Based on our positive outlook for corporate events and fundamental security selection, the Fund increased its allocation to the Long/Short Equities and Event-Driven strategies.  We largely maintained exposures to the Macro and Short-Biased Strategies, while trimming allocations to the Long/Short Credit Strategies in light of a less robust opportunity set.

Unfortunately, the environment did not play out as expected as our allocations to the Long/Short Equities, Event-Driven, and Long/Short Credit Strategies suffered setbacks amid a broad-based market correction that saw losses from long holdings overwhelm gains from the short positions and hedges.  The Macro strategy also experienced losses due to market reversals across equity, currency, and commodity markets.  Finally, the Short-Biased strategy captured gains from the equity market sell-off helping to offset losses and dampen volatility in the rest of the portfolio.  While we are disappointed in the Fund’s performance over the period, we remain steadfast in our commitment to meeting its objective of preserving capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.

Looking forward, with returns available from market beta expected to be less plentiful, we are sharpening our focus on concentrating the portfolio in alpha-seeking strategies that can deliver uncorrelated, idiosyncratic returns.  Given these views we plan to allocate capital in the Long/Short Equities strategy to sub-advisers having more moderate market exposure who can extract alpha from security selection within and across sectors.  We remain positive on the environment for corporate activity and are continuing to emphasize our Event-Driven exposure within the portfolio.  The abundance of M&A, spin-offs, and other value-enhancing events, whether pursued by management alone or spurred on by the involvement of an engaged shareholder, should continue to drive idiosyncratic gains for fundamentally-oriented strategies across the portfolio.  We expect to increase the Macro allocation as we continue to believe that the strategy stands to benefit from increased volatility related to shifting global supply/demand characteristics and central bank policy differentiation, and can serve as an effective hedge should market dynamics change and create a more challenging micro-oriented, security selection environment.  Our allocation to Short-Biased is expected to remain consistent as the strategy should benefit from greater dispersion in equity markets combined with the prospect for high levels of market volatility due to rising investor uncertainty.  The Long/Short Credit strategy is expected to remain unchanged as relatively unattractive yields, low default rates, and lower market liquidity continue to create a challenging backdrop for the strategy.  We are actively monitoring the emerging opportunities in the energy and basic materials sectors and stand ready to deploy capital to sub-advisers that invest in those sectors in the event that a favorable opportunity set emerges.

This page not part of shareholder report

In the following report, you will find specific details of Aurora Horizons Fund’s holdings and operations. If you have any questions regarding your investment in the Fund, please contact your financial advisor. We also encourage you to visit the Fund’s website at www.AuroraHorizons.com for more information, including daily prices and monthly performance data.

We value your investment in Aurora Horizons Fund and thank you for the opportunity to assist you and your financial advisor in achieving your financial goals.

Scott C. Schweighauser
President, Aurora Investment Management L.L.C.
Portfolio Manager, Aurora Horizons Fund

This report is supplemental sales literature. If applicable, it must be preceded or accompanied by a prospectus, or equivalent disclosure document.

This page not part of shareholder report

AURORA HORIZONS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period (3/1/2015 – 8/31/2015).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses.  If you purchase Class A shares of the Fund you will pay an initial sales charge of up to 5.75% when you invest.  Class A shares are also subject to a contingent deferred sales charge of 1.00% for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within twelve months of purchase.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line

AURORA HORIZONS FUND
Expense Example (Continued)
(Unaudited)

of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Class A
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 960.50	$13.60
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.26	$13.95

*	Expenses are equal to the Class A shares annualized expense ratio of 2.76%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $12.71.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $13.05.

	Class C
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 957.90	$17.37
Hypothetical (5% return
before expenses)***	$1,000.00	$1,007.39	$17.81

*	Expenses are equal to the Class C shares annualized expense ratio of 3.53%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $16.39.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $16.81.

	Class Y
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual**	$1,000.00	$ 961.50	$12.42
Hypothetical (5% return
before expenses)***	$1,000.00	$1,012.47	$12.75

*	Expenses are equal to the Class Y shares annualized expense ratio of 2.52%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $11.49.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $11.79.

AURORA HORIZONS FUND
Investment Highlights
(Unaudited)

The Fund seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Adviser seeks to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers (each, a “Sub-Adviser”) who implement a number of different alternative investment strategies and invest in a variety of markets.  The Adviser is responsible for identifying and researching potential Sub-Advisers, monitoring the performance of the Sub-Advisers and allocating and reallocating the Fund’s assets among Sub-Advisers.  The identity and number of Sub-Advisers and the Adviser’s allocation of Fund assets among them will change over time.  As of August 31, 2015 the Fund had 19.89% foreign concentration for long securities.  The allocation of portfolio holdings as of August 31, 2015 was as follows:

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Valued at the net unrealized appreciation (depreciation).

Continued

AURORA HORIZONS FUND
Investment Highlights (Continued)
(Unaudited)

Annualized Total Returns as of August 31, 2015(1)

		Since Inception
	1 Year	(3/27/13)
Aurora Horizons Fund
Class A (with sales charge)	(10.18)%	(2.13)%
Class A (without sales charge)	(4.74)%	0.28%
Class C (with sales charge)	(6.31)%	(0.46)%
Class C (without sales charge)	(5.37)%	(0.46)%
Class Y	(4.50)%	0.51%
S&P 500® Total Return Index	0.48%	12.34%
HFRX Global Hedge Fund Index	(3.47)%	0.77%

(1)
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class C.  Returns without sales charges do not reflect the current maximum sales charges.  Had the sales charges been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-800-443-2862.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date. The performance for Class Y shares does not reflect any sales charges. The graph does not reflect any future performance.

The S&P 500® Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  It is not possible to invest directly in an index.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc., www.hedgefundresearch.com is the source for the HFRX Global.

AURORA HORIZONS FUND
Investment Highlights (Continued)
(Unaudited)

Growth of $100,000 Investment(1)

(1)	The minimum investment for Class A and Class C is $2,500.
(2)	Inception date.
(3)	Reflects 5.75% initial sales charge.

AURORA HORIZONS FUND

Consolidated Schedule of Investments

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 56.94%

Aerospace & Defense – 3.10%
Boeing Co. (e)	6,380	$833,738
CAE, Inc. (a)	54,072	593,904
Huntington Ingalls Industries, Inc.	4,759	535,768
Precision Castparts Corp. (e)	4,250	978,563
Triumph Group, Inc. (e)	29,013	1,432,952
		4,374,925

Air Freight & Logistics – 0.10%
United Parcel Service, Inc.	1,450	141,593

Airlines – 1.49%
American Airlines Group, Inc. (g)	14,554	567,315
Delta Air Lines, Inc. (g)	11,871	519,712
Southwest Airlines Co.	19,600	719,320
United Continental Holdings, Inc. (b)(g)	5,276	300,574
		2,106,921

Auto Components – 4.32%
American Axle & Manufacturing Holdings, Inc. (b)	35,694	721,019
Cie Generale des Etablissements Michelin (a)	5,211	504,581
Delphi Automotive PLC (a)(e)	10,461	790,015
Faurecia (a)	11,860	428,139
Goodyear Tire & Rubber Co. (e)	49,024	1,459,444
Koito Manufacturing Co. Ltd. (a)	16,500	566,173
Lear Corp.	7,114	731,248
Magna International, Inc. (a)(e)	18,026	886,699
		6,087,318

Automobiles – 0.55%
General Motors Co. (g)	17,480	514,611
Harley-Davidson, Inc.	4,655	260,913
		775,524

Banks – 1.14%
Bank of America Corp. (g)	30,700	501,638
Citigroup, Inc. (g)	8,145	435,595
JPMorgan Chase & Co. (g)	10,510	673,691
		1,610,924

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 56.94% (Continued)

Beverages – 1.33%
Anheuser Busch InBev NV – ADR	7,541	$821,290
Heineken NV (a)	6,831	540,409
Molson Coors Brewing Co.	7,479	509,245
		1,870,944

Biotechnology – 0.23%
Amgen, Inc.	1,111	168,627
Baxalta, Inc.	4,379	153,922
		322,549

Capital Markets – 0.40%
GAM Holding AG (a)	30,707	567,030

Chemicals – 3.48%
Air Products & Chemicals, Inc.	7,161	999,174
Akzo Nobel NV (a)	8,036	544,120
Arkema SA (a)	5,402	381,350
Dow Chemical Co. (e)	7,065	309,164
FMC Corp. (e)	41,148	1,740,972
Kuraray Co. Ltd. (a)	36,300	429,666
Sigma-Aldrich Corp. (e)	3,627	505,640
		4,910,086

Commercial Services & Supplies – 0.54%
De La Rue PLC (a)	22,338	167,874
Secom Co. Ltd. (a)	9,266	593,327
		761,201

Construction & Engineering – 1.29%
Jacobs Engineering Group, Inc. (b)	24,255	980,145
Quanta Services, Inc. (b)	34,830	844,279
		1,824,424

Consumer Finance – 0.25%
American Express Co. (g)	4,620	354,446

Containers & Packaging – 1.54%
Graphic Packaging Holding Co.	8,000	112,800
Owens-Illinois, Inc. (b)(e)	98,605	2,055,914
		2,168,714

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 56.94% (Continued)

Diversified Financial Services – 1.54%
ASX Ltd. (a)	17,246	$484,050
Berkshire Hathaway, Inc. (b)(e)(g)	4,185	560,957
Far East Horizon Ltd. (a)	654,818	521,316
First Pacific Co. Ltd. (a)	612,852	399,340
Leucadia National Corp.	9,330	200,222
		2,165,885

Diversified Telecommunication Services – 0.82%
Swisscom AG (a)	669	361,613
Verizon Communications, Inc. (e)	17,418	801,402
		1,163,015

Electronic Equipment, Instruments & Components – 1.33%
Anixter International, Inc. (b)	11,161	710,509
Flextronics International Ltd. (a)(b)	11,200	117,712
Ingram Micro, Inc. (e)	38,591	1,044,273
		1,872,494

Energy Equipment & Services – 2.51%
Baker Hughes, Inc.	7,791	436,296
Diamond Offshore Drilling, Inc.	1,485	35,209
FMC Technologies, Inc. (b)(e)	4,620	160,684
Forbes Energy Services Ltd. (b)	61,353	55,831
Halliburton Co.	31,904	1,255,422
John Wood Group PLC (a)	57,263	561,049
Noble Corp. PLC (a)	6,790	88,406
Rubis SCA (a)	10,705	759,675
Schlumberger Ltd. (a)(g)	2,445	189,170
		3,541,742

Food & Staples Retailing – 0.62%
CVS Health Corp.	6,638	679,731
Wal-Mart Stores, Inc.	2,985	193,219
		872,950

Food Products – 1.49%
Aryzta AG (a)(b)	8,737	448,126
Kerry Group PLC (a)	8,388	624,523
Kraft Heinz Co.	14,123	1,026,177
		2,098,826

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 56.94% (Continued)

Health Care Equipment & Supplies – 2.17%
Baxter International, Inc.	36,611	$1,407,693
BioMerieux (a)	5,249	594,904
Edwards Lifesciences Corp. (b)	989	139,330
Intuitive Surgical, Inc. (b)	281	143,577
Medtronic PLC (a)(e)	8,127	587,501
Zimmer Biomet Holdings, Inc. (e)	1,845	191,068
		3,064,073

Health Care Providers & Services – 2.93%
Aetna, Inc. (e)	5,494	629,173
Anthem, Inc.	386	54,445
Cigna Corp.	3,496	492,202
Fresenius SE & Co. KGaA (a)	9,669	684,094
Humana, Inc. (e)	1,122	205,090
Orpea (a)	9,537	735,756
Sonic Healthcare Ltd. (a)	38,975	574,700
UDG Healthcare PLC (a)	98,399	761,759
		4,137,219

Health Care Technology – 0.05%
Cerner Corp. (b)(e)	1,122	69,295

Hotels, Restaurants & Leisure – 0.74%
Starwood Hotels & Resorts Worldwide, Inc.	8,224	587,769
Yum! Brands, Inc. (g)	5,756	459,156
		1,046,925

Household Durables – 0.24%
Sony Corp. (b) – ADR	12,866	331,686

Industrial Conglomerates – 0.49%
DCC PLC (a)	9,362	698,041

Insurance – 1.14%
American International Group, Inc. (e)(g)	19,325	1,166,071
Chubb Corp. (e)	1,368	165,268
Hartford Financial Services Group, Inc.	5,912	271,656
		1,602,995

Internet & Catalog Retail – 0.49%
Amazon.com, Inc. (b)	550	282,089

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 56.94% (Continued)

Internet & Catalog Retail – 0.49% (Continued)
Priceline Group, Inc. (b)(e)	326	$407,057
		689,146

Internet Software & Services – 1.96%
Baidu, Inc. (b) – ADR	2,859	420,988
eBay, Inc. (b)	4,189	113,564
Facebook, Inc. (b)(e)	2,361	211,144
Google, Inc. – Class A (b)(g)	415	268,845
Google, Inc. – Class C (b)(e)(g)	1,884	1,164,783
Open Text Corp. (a)	11,167	506,488
Spark Networks, Inc. (b)	22,610	72,804
		2,758,616

IT Services – 2.15%
Accenture PLC (a)(g)	3,500	329,945
AtoS SE (a)	6,741	512,336
Cognizant Technology Solutions Corp. (b)(e)	5,838	367,444
Itochu Techno-Solutions Corp. (a)	19,900	438,264
Nomura Research Institute Ltd. (a)	15,459	628,000
PayPal Holdings, Inc. (b)	4,439	155,365
Transcosmos, Inc. (a)	26,100	598,921
		3,030,275

Machinery – 2.18%
Crane Co.	12,680	666,207
Kurita Water Industries Ltd. (a)	17,100	356,288
Oshkosh Corp.	17,840	750,172
SKF AB (a)	17,026	325,598
Spirax-Sarco Engineering PLC (a)	11,898	575,839
Valmont Industries, Inc.	3,775	401,245
		3,075,349

Media – 1.79%
CBS Corp.	11,840	535,642
DISH Network Corp. (b)	10,324	611,904
Liberty Global PLC – Class A (a)(b)	2,986	143,686
Liberty Global PLC – Class C (a)(b)	8,166	366,408
Liberty Global PLC LiLAC – Class A (a)(b)	149	5,121
Liberty Global PLC LiLAC – Class C (a)(b)	408	13,566
Time Warner Cable, Inc.	1,527	284,053
Time Warner, Inc.	1,539	109,423

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 56.94% (Continued)

Media – 1.79% (Continued)
Viacom, Inc. (g)	4,530	$184,688
Walt Disney Co.	2,715	276,604
		2,531,095

Multiline Retail – 0.25%
Kohl’s Corp. (g)	6,890	351,597

Oil, Gas & Consumable Fuels – 2.34%
Anadarko Petroleum Corp. (e)	9,296	665,408
Cheniere Energy, Inc. (b)	1,437	89,309
ConocoPhillips (e)	12,119	595,649
EOG Resources, Inc. (e)	6,411	502,045
Pioneer Natural Resources Co. (e)	6,585	810,350
Valero Energy Corp. (e)	6,147	364,763
Williams Companies, Inc.	5,549	267,462
		3,294,986

Pharmaceuticals – 3.59%
AbbVie, Inc. (e)	3,623	226,111
Allergan PLC (a)(b)	3,621	1,099,842
Hospira, Inc. (b)(e)	4,084	367,438
Mylan NV (b)	5,142	254,992
Perrigo Co. PLC (a)	8,403	1,537,497
Teva Pharmaceutical Industries Ltd. (e) – ADR	3,260	209,977
Zoetis, Inc.	30,423	1,365,080
		5,060,937

Professional Services – 0.45%
Teleperformance (a)	9,046	637,072

Road & Rail – 1.05%
CSX Corp.	26,770	732,963
Norfolk Southern Corp.	9,518	741,547
		1,474,510

Semiconductors & Semiconductor Equipment – 1.10%
Broadcom Corp.	20,987	1,084,398
NXP Semiconductors NV (a)(b)	5,526	467,776
		1,552,174

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 56.94% (Continued)

Software – 0.29%
VMware, Inc. (b)(e)	5,194	$411,105

Specialty Retail – 0.82%
AutoZone, Inc. (b)(e)	258	184,725
Bed Bath & Beyond, Inc. (b)(e)	7,205	447,503
Hotel Shilla Co. Ltd. (a)	5,180	527,745
		1,159,973

Technology Hardware, Storage & Peripherals – 1.00%
Apple, Inc.	6,050	682,198
EMC Corp.	10,367	257,827
Hewlett-Packard Co.	2,355	66,081
Western Digital Corp. (e)	4,967	407,096
		1,413,202

Thrifts & Mortgage Finance – 0.13%
Nationstar Mortgage Holdings, Inc. (b)	3,405	56,932
Ocwen Financial Corp. (b)	16,060	119,486
		176,418

Trading Companies & Distributors – 1.10%
Brammer PLC (a)	111,757	521,760
WESCO International, Inc. (b)(e)	18,402	1,029,960
		1,551,720

Transportation Infrastructure – 0.42%
SATS Ltd. (a)	235,984	595,374
TOTAL COMMON STOCKS (Cost $80,336,335)		80,305,294

	Principal
	Amount

CORPORATE BONDS – 4.80%

Aerospace & Defense – 0.04%
TransDigm, Inc.
6.500%, 07/15/2024	$60,000	58,950

Automobiles – 0.15%
General Motors Co.
5.200%, 04/01/2045	221,000	208,940

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 4.80% (Continued)

Building Products – 0.24%
Apex Tool Group LLC
7.000%, 02/01/2021 (h)	$261,000	$220,545
JMC Steel Group, Inc.
8.250%, 03/15/2018 (h)	146,000	116,435
		336,980

Chemicals – 0.22%
Hexion, Inc.
10.000%, 04/15/2020	192,000	196,560
9.000%, 11/15/2020	171,000	118,845
		315,405

Consumer Staples – 0.18%
Alphabet Holding Co., Inc.
7.750%, 11/01/2017	250,000	250,000

Containers & Packaging – 0.59%
Ardagh Finance Holdings SA
8.375%, 06/15/2019 (a)(f)	200,000	233,424
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (a)(h)	200,000	205,000
PaperWorks Industries, Inc.
9.500%, 08/15/2019 (h)	400,000	393,600
		832,024

Diversified Consumer Services – 0.31%
Cenveo Corp.
6.000%, 08/01/2019 (h)	165,000	139,837
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (h)	300,000	299,250
		439,087

Diversified Financial Services – 0.17%
Harland Clarke Holdings Corp.
9.750%, 08/01/2018 (h)	225,000	232,031

Electrical Equipment – 0.71%
Interface Master Holdings, Inc.
12.500%, 08/01/2018 (h)	256,000	253,440

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 4.80% (Continued)

Electrical Equipment – 0.71% (Continued)
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	$725,000	$739,500
		992,940

Energy Equipment & Services – 0.10%
Pioneer Energy Services Corp.
6.125%, 03/15/2022	250,000	143,750

Health Care Providers & Services – 0.03%
InVentiv Health, Inc.
11.000%, 08/15/2018 (h)	43,000	41,065

Hotels, Restaurants & Leisure – 0.34%
CEC Entertainment, Inc.
8.000%, 02/15/2022	250,000	251,250
Scientific Games International, Inc.
10.000%, 12/01/2022	250,000	230,625
		481,875

Media – 0.64%
iHeartCommunications, Inc.
9.000%, 12/15/2019	100,000	94,500
14.000%, 02/01/2021	252,500	144,872
McClatchy Co.
9.000%, 12/15/2022	300,000	272,250
Postmedia Network, Inc.
12.500%, 07/15/2018 (a)	397,000	397,000
		908,622

Multiline Retail – 0.22%
Claire’s Stores, Inc.
9.000%, 03/15/2019 (h)	200,000	170,500
JC Penney Corp., Inc.
5.650%, 06/01/2020	150,000	138,000
		308,500

Oil, Gas & Consumable Fuels – 0.55%
DCP Midstream LLC
9.750%, 03/15/2019 (h)	223,000	246,900
FTS International, Inc.
7.783%, 06/15/2020 (c)(h)	80,000	60,447

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 4.80% (Continued)

Oil, Gas & Consumable Fuels – 0.55% (Continued)
Talisman Energy, Inc.
5.850%, 02/01/2037 (a)	$70,000	$61,367
6.250%, 02/01/2038 (a)	175,000	160,318
5.500%, 05/15/2042 (a)	291,000	245,725
		774,757

Wireless Telecommunications Services – 0.31%
Digicel Group Ltd.
8.250%, 09/30/2020 (a)(h)	250,000	232,500
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (a)	150,000	147,188
Sprint Communications, Inc.
7.000%, 08/15/2020	60,000	59,400
		439,088
TOTAL CORPORATE BONDS (Cost $7,125,016)		6,764,014

MUNICIPAL BONDS – 0.62%

California – 0.15%
University of California
4.767%, 05/15/2115	234,000	216,815

Hawaii – 0.05%
City & County Honolulu, HI Wastewater System Revenue
3.500%, 07/01/2033	70,000	68,811

Ohio – 0.39%
Northeast Ohio Regional Sewer District
4.000%, 11/15/2049	110,000	110,163
Ohio University
5.590%, 12/01/2114	410,000	438,183
Southeastern Ohio Port Authority
5.000%, 12/01/2035	5,000	5,070
		553,416

Puerto Rico – 0.03%
Puerto Rico Highways & Transportation Authority
5.550%, 07/01/2018	25,000	21,152
5.850%, 07/01/2025	25,000	20,187
		41,339
TOTAL MUNICIPAL BONDS (Cost $868,311)		880,381

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Principal
	Amount	Value

BANK LOANS – 1.66%

Avaya
6.250%, 04/15/2020	$522,346	$451,641
Fieldwood Energy LLC
8.375%, 09/30/2020 (c)	300,000	115,500
iHeartCommunications, Inc.
6.948%, 01/30/2019 (c)	504,000	446,670
Jonah Energy
7.500%, 05/12/2021	202,844	170,389
Neff Rental
7.250%, 06/09/2021	450,000	445,219
New Page Corp.
9.500%, 02/11/2021	50,000	30,078
Offshore Group Vantage
5.750%, 03/28/2019	379,031	172,756
Rue 21
5.625%, 10/09/2020	179,543	164,372
Toys “R” Us
9.750%, 04/09/2020	389,000	343,051
TOTAL BANK LOANS (Cost $2,688,077)		2,339,676

	Contracts

PURCHASED OPTIONS – 1.29%

Call Options – 0.24%
Aetna, Inc.
Expiration: January 2016, Exercise Price $130.00	11	4,125
American Airlines Group, Inc.
Expiration: September 2015, Exercise Price $43.00	47	1,504
Amgen, Inc.
Expiration: January 2016, Exercise Price $150.00	18	24,300
Avago Technologies Ltd.
Expiration: January 2016, Exercise Price $120.00	24	41,520
Expiration: January 2016, Exercise Price $125.00	3	4,395
Baker Hughes, Inc.
Expiration: January 2016, Exercise Price $60.00	6	2,130
Cigna Corp.
Expiration: January 2016, Exercise Price $140.00	4	3,800
Expiration: January 2016, Exercise Price $155.00	9	3,150
Delta Air Lines, Inc.
Expiration: September 2015, Exercise Price $48.00	25	800
Expiration: December 2015, Exercise Price $50.00	25	3,450

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 1.29% (Continued)

Call Options – 0.24% (Continued)
DISH Network Corp.
Expiration: December 2015, Exercise Price $65.00	31	$8,680
eBay, Inc.
Expiration: January 2016, Exercise Price $50.00	90	117,990
Hartford Financial Services Group, Inc.
Expiration: September 2015, Exercise Price $50.00	62	2,356
HCA Holdings, Inc.
Expiration: January 2016, Exercise Price $65.00	13	30,030
Hewlett-Packard Co.
Expiration: November 2015, Exercise Price $34.00	22	330
Intuitive Surgical, Inc.
Expiration: September 2015, Exercise Price $555.00	7	1,540
Macy’s, Inc.
Expiration: January 2016, Exercise Price $75.00	22	1,089
Market Vectors Semiconductor ETF
Expiration: November 2015, Exercise Price $50.00	123	34,440
Expiration: February 2016, Exercise Price $55.00	10	1,225
Molson Coors Brewing Co.
Expiration: October 2015, Exercise Price $70.00	23	6,900
NXP Semiconductors NV
Expiration: October 2015, Exercise Price $87.50	21	9,660
PayPal Holdings, Inc.
Expiration: October 2015, Exercise Price $35.00	41	8,405
Pfizer, Inc.
Expiration: September 2015, Exercise Price $35.00	38	228
SPDR S&P 500 ETF Trust
Expiration: September 2015, Exercise Price $204.00 (d)	50	700
Starwood Hotels & Resorts Worldwide, Inc.
Expiration: September 2015, Exercise Price $75.00	16	2,384
Expiration: October 2015, Exercise Price $75.00	4	1,142
United Continental Holdings, Inc.
Expiration: September 2015, Exercise Price $60.00	11	1,023
Expiration: December 2015, Exercise Price $60.00	11	4,059
Vale SA
Expiration: September 2015, Exercise Price $8.00	116	116
Western Digital Corp.
Expiration: October 2015, Exercise Price $90.00	30	3,300
Yum! Brands, Inc.
Expiration: September 2015, Exercise Price $82.50	16	2,320
Expiration: October 2015, Exercise Price $82.50	22	6,578
		333,669

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 1.29% (Continued)

Put Options – 1.05%
Apple, Inc.
Expiration: December 2015, Exercise Price $120.00	14	$17,080
Consumer Discretionary Select Sector SPDR Fund
Expiration: September 2015, Exercise Price $50.00 (d)	130	195
Expiration: September 2015, Exercise Price $62.00 (d)	65	1,235
Expiration: September 2015, Exercise Price $75.00 (d)	65	11,180
CurrencyShares Euro Trust
Expiration: September 2015, Exercise Price $104.00 (d)	138	1,518
iShares iBoxx $High Yield Corporate Bond ETF
Expiration: September 2015, Exercise Price $76.00 (d)	77	1,579
Expiration: September 2015, Exercise Price $84.00 (d)	77	4,081
iShares MSCI Emerging Markets ETF
Expiration: October 2015, Exercise Price $33.00	150	17,700
iShares US Real Estate ETF
Expiration: September 2015, Exercise Price $72.00	114	23,712
Powershares QQQ Trust Series 1
Expiration: September 2015, Exercise Price $75.00 (d)	160	800
Expiration: September 2015, Exercise Price $80.00 (d)	160	1,440
Expiration: September 2015, Exercise Price $105.00 (d)	80	24,880
S&P 500 Index
Expiration: September 2015, Exercise Price $1,925.00	19	55,100
SPDR S&P 500 ETF Trust
Expiration: September 2015, Exercise Price $160.00 (d)	200	4,000
Expiration: September 2015, Exercise Price $170.00 (d)	100	4,000
Expiration: September 2015, Exercise Price $195.00 (d)	100	39,199
Expiration: January 2016, Exercise Price $140.00	271	31,165
Expiration: January 2016, Exercise Price $195.00	749	745,255
Expiration: January 2016, Exercise Price $200.00	408	479,400
SPDR S&P Regional Banking ETF
Expiration: September 2015, Exercise Price $30.00 (d)	167	2,004
Expiration: September 2015, Exercise Price $35.00 (d)	167	2,505
Expiration: September 2015, Exercise Price $41.00 (d)	167	17,786
		1,485,814
TOTAL PURCHASED OPTIONS (Cost $2,262,188)		1,819,483

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2015 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS – 37.94%

Money Market Funds -37.94%
STIT-STIC Prime Portfolio, 0.070% (c)(d)(e)	$26,750,314	$26,750,314
STIT-Treasury Portfolio, 0.020% (c)(d)(e)	26,750,570	26,750,570
TOTAL SHORT-TERM INVESTMENTS (Cost $53,500,884)		53,500,884
Total Investments (Cost $146,780,811) – 103.25%		145,609,732
Liabilities in Excess of Other Assets – (3.25)%		(4,586,877)
TOTAL NET ASSETS – 100.00%		$141,022,855

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Foreign-issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of August 31, 2015.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e)
All or a portion of this security is pledged as collateral for securities sold short and derivative instruments including written options, swaps, forwards, futures with an aggregate fair value of $28,942,983.

(f)	Security purchased pursuant to Regulation S under the Securities Act of 1933. Security is deemed to be liquid and the aggregate value, $233,424, represents 0.17% of net assets.
(g)	All or a portion of this security may be subject to call options written.
(h)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $2,611,550, represents 1.85% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS

Air Freight & Logistics
United Parcel Service, Inc.	(3,448)	$(336,697)

Chemicals
Monsanto Co.	(6,036)	(589,415)

Communications Equipment
Motorola Solutions, Inc.	(3,053)	(197,896)

Diversified Financial Services
Berkshire Hathaway, Inc.	(2,210)	(296,228)

Electronic Equipment, Instruments & Components
Corning, Inc.	(27,405)	(471,640)

Energy Equipment & Services
National Oilwell Varco, Inc.	(20,585)	(871,363)
Schlumberger Ltd. (a)	(9,721)	(752,114)
		(1,623,477)

Health Care Equipment & Supplies
Abbott Laboratories	(2,606)	(118,026)
Baxter International, Inc.	(7,879)	(302,947)
Stryker Corp.	(3,467)	(342,020)
		(762,993)

Health Care Providers & Services
AmerisourceBergen Corp.	(2,546)	(254,702)
Cardinal Health, Inc.	(4,126)	(339,446)
DaVita Healthcare Partners, Inc.	(6,050)	(457,622)
HCA Holdings, Inc.	(988)	(85,581)
UnitedHealth Group, Inc.	(5,262)	(608,813)
		(1,746,164)

Industrial Conglomerates
3M Co.	(1,282)	(182,223)
Danaher Corp.	(1,893)	(164,729)
		(346,952)

Insurance
ACE Ltd. (a)	(822)	(83,975)
Aon PLC (a)	(2,340)	(218,650)
		(302,625)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Internet Software & Services
LinkedIn Corp.	(2,114)	$(381,788)

IT Services
Accenture PLC (a)	(2,750)	(259,243)
Infosys Ltd. – ADR	(32,165)	(551,630)
International Business Machines Corp.	(2,623)	(387,915)
		(1,198,788)

Machinery
AGCO Corp.	(6,091)	(298,703)
Cummins, Inc.	(3,070)	(373,773)
Parker-Hannifin Corp.	(3,858)	(415,352)
		(1,087,828)

Media
Omnicom Group, Inc.	(2,583)	(173,009)

Metals & Mining
BHP Billiton Ltd. – ADR	(11,429)	(420,930)

Oil, Gas & Consumable Fuels
Antero Resources Corp.	(3,337)	(86,228)
Chevron Corp.	(7,883)	(638,444)
Devon Energy Corp.	(1,725)	(73,588)
Hess Corp.	(6,489)	(385,771)
Marathon Oil Corp.	(15,840)	(273,874)
Marathon Petroleum Corp.	(5,925)	(280,312)
Occidental Petroleum Corp.	(7,672)	(560,133)
		(2,298,350)

Real Estate Investment Trusts
HCP, Inc.	(2,482)	(91,983)
Health Care REIT, Inc.	(4,752)	(301,039)
Ventas, Inc.	(3,311)	(182,172)
		(575,194)

Road & Rail
Union Pacific Corp.	(2,770)	(237,500)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd. (a)	(1,077)	$(135,670)
Skyworks Solutions, Inc.	(2,012)	(175,748)
		(311,418)

Software
Adobe Systems, Inc.	(4,807)	(377,686)
Electronic Arts, Inc.	(4,898)	(324,003)
Workday, Inc.	(1,136)	(79,815)
		(781,504)

Technology Hardware, Storage & Peripherals
Apple, Inc.	(7,007)	(790,109)

Trading Companies & Distributors
WW Grainger, Inc.	(1,952)	(436,155)
TOTAL COMMON STOCKS (Proceeds $16,043,599)		(15,366,660)

EXCHANGE-TRADED FUNDS
Energy Select Sector SPDR Fund	(29,097)	(1,932,914)
iShares MSCI Emerging Markets ETF	(6,000)	(203,040)
iShares MSCI Japan ETF	(81,827)	(991,743)
SPDR S&P 500 ETF Trust	(15,646)	(3,092,745)
SPDR S&P MidCap 400 ETF Trust	(9,609)	(2,479,122)
Vanguard FTSE Europe ETF	(19,279)	(993,447)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $10,437,430)		(9,693,011)

	Principal
	Amount

CORPORATE BONDS
Rio Oil Finance Trust Series
6.250%, 07/06/2024 (b)	$(204,000)	(166,770)
TOTAL CORPORATE BONDS (Proceeds $188,190)		(166,770)
TOTAL SECURITIES SOLD SHORT (Proceeds $26,669,219)		$(25,226,441)

ADR – American Depositary Receipt
(a)	Foreign-issued security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $166,770, represents 0.12% of net assets.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written

August 31, 2015 (Unaudited)

	Contracts	Value

CALL OPTIONS
3M Co.
Expiration: January 2016, Exercise Price $180.00	(6)	$(66)
Accenture PLC
Expiration: January 2016, Exercise Price $100.00	(35)	(9,975)
American Airlines Group, Inc.
Expiration: January 2017, Exercise Price $50.00	(64)	(24,320)
American Express Co.
Expiration: January 2016, Exercise Price $100.00	(30)	(330)
American International Group, Inc.
Expiration: January 2016, Exercise Price $55.00	(79)	(55,300)
Expiration: January 2016, Exercise Price $65.00	(35)	(5,460)
Bank of America Corp.
Expiration: January 2016, Exercise Price $22.00	(149)	(447)
Berkshire Hathaway, Inc.
Expiration: January 2016, Exercise Price $165.00	(14)	(448)
Citigroup, Inc.
Expiration: January 2016, Exercise Price $65.00	(55)	(1,815)
Colgate-Palmolive Co.
Expiration: January 2016, Exercise Price $75.00	(27)	(621)
Costco Wholesale Corp.
Expiration: January 2016, Exercise Price $155.00	(14)	(2,702)
Delta Air Lines, Inc.
Expiration: December 2015, Exercise Price $60.00	(21)	(315)
General Motors Co.
Expiration: January 2016, Exercise Price $42.00	(114)	(456)
Google, Inc.
Expiration: January 2016, Exercise Price $545.00	(4)	(38,080)
Home Depot, Inc.
Expiration: January 2016, Exercise Price $115.00	(21)	(15,330)
Johnson & Johnson
Expiration: January 2016, Exercise Price $115.00	(11)	(165)
JPMorgan Chase & Co.
Expiration: January 2016, Exercise Price $70.00	(69)	(9,453)
Kohl’s Corp.
Expiration: January 2016, Exercise Price $65.00	(11)	(330)
Lowe’s Cos., Inc.
Expiration: January 2016, Exercise Price $75.00	(27)	(5,076)
McDonald’s Corp.
Expiration: January 2016, Exercise Price $105.00	(11)	(1,628)
NIKE, Inc.
Expiration: January 2016, Exercise Price $105.00	(14)	(15,680)
Schlumberger Ltd.
Expiration: January 2016, Exercise Price $92.50	(12)	(1,236)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2015 (Unaudited)

	Contracts	Value

CALL OPTIONS (Continued)
Sherwin-Williams Co.
Expiration: January 2016, Exercise Price $300.00	(4)	$(1,680)
SPDR S&P 500 ETF Trust
Expiration: September 2015, Exercise Price $207.00 (a)	(50)	(150)
United Continental Holdings, Inc.
Expiration: December 2015, Exercise Price $75.00	(11)	(627)
Viacom, Inc.
Expiration: January 2016, Exercise Price $80.00	(23)	(115)
Yum! Brands, Inc.
Expiration: January 2016, Exercise Price $80.00	(14)	(8,470)
		(200,275)

PUT OPTIONS
Abbott Laboratories
Expiration: January 2016, Exercise Price $42.00	(46)	(9,016)
Accenture PLC
Expiration: January 2016, Exercise Price $82.50	(23)	(5,405)
American Airlines Group, Inc.
Expiration: January 2017, Exercise Price $30.00	(51)	(17,595)
American Express Co.
Expiration: January 2016, Exercise Price $82.50	(23)	(18,170)
American International Group, Inc.
Expiration: January 2017, Exercise Price $40.00	(96)	(13,248)
Apple, Inc.
Expiration: January 2016, Exercise Price $135.00	(23)	(55,430)
Bank of America Corp.
Expiration: January 2016, Exercise Price $12.00	(182)	(3,458)
Bank of New York Mellon Corp.
Expiration: January 2016, Exercise Price $32.00	(67)	(4,020)
Bed Bath & Beyond, Inc.
Expiration: January 2016, Exercise Price $70.00	(29)	(26,535)
Berkshire Hathaway, Inc.
Expiration: January 2016, Exercise Price $135.00	(28)	(17,976)
Boeing Co.
Expiration: January 2016, Exercise Price $110.00	(33)	(9,537)
CarMax, Inc.
Expiration: January 2016, Exercise Price $57.50	(64)	(23,040)
Coca-Cola Co.
Expiration: January 2016, Exercise Price $40.00	(96)	(22,656)
Consumer Discretionary Select Sector SPDR Fund
Expiration: September 2015, Exercise Price $69.00 (a)	(65)	(2,145)
Corning, Inc.
Expiration: January 2016, Exercise Price $20.00	(90)	(28,800)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2015 (Unaudited)

	Contracts	Value

PUT OPTIONS (Continued)
CVS Health Corp.
Expiration: January 2016, Exercise Price $87.50	(21)	$(3,738)
Ensco PLC
Expiration: January 2016, Exercise Price $35.00	(32)	(55,040)
Expeditors International of Washington, Inc.
Expiration: January 2016, Exercise Price $38.00	(108)	(5,400)
Express Scripts Holdings Co.
Expiration: January 2016, Exercise Price $72.50	(25)	(4,875)
General Electric Co.
Expiration: January 2016, Exercise Price $23.00	(87)	(7,830)
Google, Inc.
Expiration: January 2016, Exercise Price $470.00	(4)	(2,480)
Halliburton Co.
Expiration: January 2016, Exercise Price $45.00	(47)	(35,015)
Harley-Davidson, Inc.
Expiration: January 2016, Exercise Price $50.00	(19)	(3,610)
International Business Machines Corp.
Expiration: January 2016, Exercise Price $140.00	(14)	(7,490)
iShares iBoxx $High Yield Corporate Bond ETF
Expiration: September 2015, Exercise Price $81.00 (a)	(77)	(2,002)
iShares US Real Estate ETF
Expiration: September 2015, Exercise Price $67.00	(114)	(4,332)
JPMorgan Chase & Co.
Expiration: January 2016, Exercise Price $50.00	(27)	(2,403)
Kohl’s Corp.
Expiration: January 2016, Exercise Price $45.00	(29)	(5,075)
Expiration: January 2016, Exercise Price $50.00	(38)	(13,680)
Expiration: January 2016, Exercise Price $57.50	(23)	(19,090)
National Oilwell Varco, Inc.
Expiration: January 2016, Exercise Price $60.00	(29)	(53,998)
Powershares QQQ Trust Series 1
Expiration: September 2015, Exercise Price $99.00 (a)	(80)	(9,680)
QUALCOMM, Inc.
Expiration: January 2016, Exercise Price $67.50	(29)	(35,090)
Schlumberger Ltd.
Expiration: January 2016, Exercise Price $70.00	(26)	(8,190)
SPDR S&P 500 ETF Trust
Expiration: September 2015, Exercise Price $175.00 (a)	(100)	(6,100)
Expiration: January 2016, Exercise Price $183.00	(468)	(284,076)
SPDR S&P Regional Banking ETF
Expiration: September 2015, Exercise Price $38.00 (a)	(167)	(4,008)
Sprint Corp.
Expiration: January 2016, Exercise Price $5.00	(104)	(7,488)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2015 (Unaudited)

	Contracts	Value

PUT OPTIONS (Continued)
Target Corp.
Expiration: January 2016, Exercise Price $67.50	(55)	$(8,800)
Time Warner, Inc.
Expiration: January 2016, Exercise Price $72.50	(14)	(8,610)
United Parcel Service, Inc.
Expiration: January 2016, Exercise Price $100.00	(19)	(11,913)
Verizon Communications, Inc.
Expiration: January 2016, Exercise Price $43.00	(68)	(8,976)
Viacom, Inc.
Expiration: January 2016, Exercise Price $60.00	(14)	(28,350)
Walgreens Boots Alliance, Inc.
Expiration: January 2016, Exercise Price $70.00	(55)	(5,445)
Wal-Mart Stores, Inc.
Expiration: January 2016, Exercise Price $80.00	(23)	(36,271)
Walt Disney Co.
Expiration: January 2016, Exercise Price $85.00	(17)	(3,349)
Wells Fargo & Co.
Expiration: January 2016, Exercise Price $47.00	(50)	(6,100)
		(955,535)
TOTAL OPTIONS WRITTEN (Premiums Received $1,211,022)		$(1,155,810)

(a)	Contract held by Aurora Horizons Fund CFC Ltd.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Futures Contracts

August 31, 2015 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
10-Year US Treasury Note (a)	15	$1,905,938	Dec-15	$(7,505)
5-Year US Treasury Note (a)	31	3,702,563	Dec-15	(19,065)
90 Day Euro Future (a)	113	111,655,300	Dec-16	46,768
CAC 40 10 Euro Future (a)	6	313,213	Sep-15	(17,769)
Canadian 10 Year Bond Future (a)	4	429,979	Dec-15	(6,254)
Cocoa Future (a)	7	225,678	Dec-15	1,448
Euro STOXX 50 Future (a)	4	146,732	Sep-15	(17,431)
Euro-Bund Future (a)	5	858,946	Sep-15	(4,358)
NASDAQ 100 E-Mini Future (a)	8	683,480	Sep-15	(38,640)
Nikkei 225 Future Contract (a)	6	932,404	Sep-15	(103,009)
SGX Japanese Government
Bond Future (a)	9	1,098,025	Sep-15	1,752
Soybean Meal Futures (a)	4	124,520	Dec-15	(11,181)
Three Month Euro Euribor
Interest Rate Future (a)	62	17,388,038	Dec-16	3,033
Three Month Sterling
Interest Rate Future (a)	36	6,828,582	Dec-16	4,624
Tokyo Price Index Future (a)	8	1,011,919	Sep-15	(67,930)
U.S. Treasury Long
Bond Futures (a)	5	773,125	Dec-15	(6,288)
TOTAL FUTURES
CONTRACTS PURCHASED		$148,078,442		$(241,805)

10 Year Commonwealth Treasury
Bond Future Contract (a)	(3)	(274,986)	Sep-15	(4,817)
5-Year US Treasury Note	(2)	(238,875)	Dec-15	824
Brent Crude Future (a)	(1)	(54,990)	Nov-15	(7,181)
Brent Crude Future (a)	(3)	(162,450)	Oct-15	(18,594)
CME Ultra Long Term
U.S. Treasury Bond Futures	(4)	(633,625)	Dec-15	3,022
Coffee ‘C’ Future (a)	(8)	(372,900)	Dec-15	4,479
Corn Future (a)	(6)	(112,575)	Dec-15	822
Electrolytic Copper Future (a)	(4)	(513,350)	Dec-15	(11,249)
E-Mini DJIA Future (a)	(10)	(825,400)	Sep-15	47,007
E-Mini S&P 500 Futures	(69)	(6,793,740)	Sep-15	351,414
FTSE 100 Index Future (a)	(11)	(1,049,395)	Sep-15	30,486
Gasoline RBOB Future (a)	(3)	(188,887)	Oct-15	(3,807)
Gold 100oz Future (a)	(11)	(1,245,750)	Dec-15	(9,764)
Hang Seng Index Future (a)	(1)	(138,477)	Sep-15	(301)
Low Sulphur Gas Oil Future (a)	(2)	(98,200)	Oct-15	(3,228)
Natural Gas Future (a)	(7)	(188,230)	Oct-15	10,795

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Futures Contracts (Continued)

August 31, 2015 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
NY Harbor ULSD Future (a)	(1)	$(71,450)	Oct-15	$(5,794)
Primary Aluminum Future (a)	(11)	(443,300)	Dec-15	(14,606)
Russell 2000 Mini Index Future (a)	(2)	(231,500)	Sep-15	10,346
Silver Future (a)	(6)	(437,580)	Dec-15	28,822
Soybean Future – No. 2 (a)	(1)	(44,375)	Nov-15	285
Soybean Oil Futures (a)	(4)	(67,800)	Dec-15	11,641
Sugar Future – No. 11 (a)	(7)	(92,277)	Mar-16	945
Wheat Future (a)	(6)	(146,325)	Dec-15	21,559
Wheat Future (a)	(8)	(194,000)	Dec-15	7,754
WTI Crude Future (a)	(5)	(246,000)	Oct-15	(36,081)
Zinc Future (a)	(5)	(226,188)	Dec-15	(12,202)
TOTAL FUTURES
CONTRACTS SOLD		$(15,092,625)		$402,577
TOTAL NET
FUTURE CONTRACTS		$132,985,817		$160,772

(a)	Contract held by Aurora Horizons Fund CFC Ltd.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Forward Currency Contracts

August 31, 2015 (Unaudited)

Purchase Contracts:

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2015	Delivered	Date	(Depreciation)
U.S. Bank	536,267	9/15/15	AUD	381,343	USD	391,046	$(9,703)
Morgan Stanley
& Co., Inc. (a)	1,373,000	9/18/15	AUD	976,200	USD	1,021,707	(45,507)
Morgan Stanley
& Co., Inc. (a)	2,353,000	9/18/15	CAD	1,788,430	USD	1,880,572	(92,142)
U.S. Bank	295,893	9/15/15	CHF	306,240	USD	308,569	(2,329)
Morgan Stanley
& Co., Inc. (a)	1,786,000	9/18/15	CHF	1,848,639	USD	1,908,936	(60,297)
U.S. Bank	619,000	9/16/15	EUR	694,767	USD	693,027	1,740
Morgan Stanley
& Co., Inc. (a)	1,466,000	9/18/15	EUR	1,645,492	USD	1,618,842	26,650
U.S. Bank	35,000	9/16/15	GBP	53,703	USD	54,664	(961)
Morgan Stanley
& Co., Inc. (a)	1,971,000	9/18/15	GBP	3,024,197	USD	3,085,368	(61,171)
U.S. Bank	7,400,000	9/16/15	JPY	61,053	USD	62,520	(1,467)
Morgan Stanley
& Co., Inc. (a)	75,200,000	9/18/15	JPY	620,451	USD	613,160	7,291
Morgan Stanley
& Co., Inc. (a)	3,553,000	9/18/15	MXN	212,374	USD	220,723	(8,349)
Morgan Stanley
& Co., Inc. (a)	259,000	9/18/15	NZD	163,920	USD	173,045	(9,125)
TOTAL PURCHASE CONTRACTS							$(255,370)

Sale Contracts:

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2015	Delivered	Date	(Depreciation)
U.S. Bank	536,267	9/15/15	USD	(381,343)	AUD	(411,585)	30,242
Morgan Stanley
& Co., Inc. (a)	3,558,000	9/18/15	USD	(2,529,730)	AUD	(2,661,115)	131,385
Morgan Stanley
& Co., Inc. (a)	4,028,000	9/18/15	USD	(3,061,537)	CAD	(3,185,615)	124,078
U.S. Bank	781,026	9/15/15	USD	(808,338)	CHF	(836,664)	28,326
U.S. Bank	375,000	9/16/15	USD	(388,126)	CHF	(405,499)	17,373
Morgan Stanley
& Co., Inc. (a)	2,366,000	9/18/15	USD	(2,448,981)	CHF	(2,463,762)	14,781
U.S. Bank	2,745,000	9/16/15	USD	(3,080,996)	EUR	(3,101,482)	20,486

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Forward Currency Contracts (Continued)

August 31, 2015 (Unaudited)

Sale Contracts: (Continued)

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2015	Delivered	Date	(Depreciation)
Morgan Stanley
& Co., Inc. (a)	947,000	9/18/15	USD	(1,062,947)	EUR	(1,052,266)	$(10,681)
Morgan Stanley
& Co., Inc. (a)	1,050,000	9/18/15	USD	(1,611,064)	GBP	(1,624,733)	13,669
U.S. Bank	45,700,000	9/16/15	USD	(377,041)	JPY	(370,596)	(6,445)
Morgan Stanley
& Co., Inc. (a)	250,679,000	9/18/15	USD	(2,068,271)	JPY	(2,039,538)	(28,733)
Morgan Stanley
& Co., Inc. (a)	14,320,000	9/18/15	USD	(855,953)	MXN	(918,822)	62,869
Morgan Stanley
& Co., Inc. (a)	1,274,000	9/18/15	USD	(806,311)	NZD	(879,925)	73,614
TOTAL SALES CONTRACTS							$470,964
TOTAL NET FORWARD CONTRACTS							$215,594

(a)	Contract held by Aurora Horizons Fund CFC Ltd.

Abbreviations:
AUD	= Australian Dollar
CAD	= Canadian Dollar
CHF	= Swiss Franc
EUR	= Euro
GBP	= British Pound
JPY	= Japanese Yen
MXN	= Mexican Peso
NZD	= New Zealand Dollar
USD	= U.S. Dollar

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Total Return Swaps

August 31, 2015 (Unaudited)

The below are USD based swaps:

	Pay/
	Receive
	Total
	Return			Number	U.S. $
	on		U.S. $	of	Unrealized
	Reference	Financing	Notional	Shares/	Appreciation
Reference Entity (a)	Entity	Rate	Amount	Units	(Depreciation)
8x8, Inc.	Receive	0.210%	(138,367)	(17,900)	$28,638
Advaxis, Inc.	Receive	4.961%	(118,400)	(8,000)	25,568
Avago Technologies Ltd. (b)	Receive	0.152%	(391,263)	(3,106)	(15,402)
BioCryst
Pharmaceuticals, Inc.	Receive	0.443%	(158,304)	(13,600)	25,988
Boulder Brands, Inc.	Receive	0.408%	(82,000)	(10,000)	(8,580)
Career Education Corp.	Receive	0.210%	(111,300)	(30,000)	—
Charter
Communications, Inc. (b)	Receive	1.448%	(126,582)	(697)	1,180
Clearfield, Inc.	Receive	3.600%	(135,920)	(8,000)	12,964
Dorman Products, Inc.	Receive	0.743%	(151,050)	(3,000)	(5,279)
Ebix, Inc.	Receive	4.342%	(156,145)	(5,500)	26,577
Exact Sciences Corp.	Receive	3.155%	(150,348)	(6,800)	44,389
Francesca’s Holdings Corp.	Receive	0.210%	(129,260)	(11,500)	28,958
Freshpet, Inc.	Receive	9.976%	(123,405)	(9,500)	52,835
HCI Group, Inc.	Receive	0.210%	(119,250)	(3,000)	3,979
iBoxx Liquid High
Yield Index	Receive	—	(407,262)	(1,772)	(961)
Insys Therapeutics, Inc.	Receive	2.181%	(129,680)	(4,000)	15,532
Interactive Intelligence
Group, Inc.	Receive	0.210%	(143,541)	(4,100)	40,066
iRobot Corp.	Receive	0.740%	(117,200)	(4,000)	14,600
Itron, Inc.	Receive	0.210%	(120,000)	(4,000)	20,757
K12, Inc.	Receive	0.210%	(145,420)	(11,000)	11,880
MiMedx Group, Inc.	Receive	1.643%	(145,650)	(15,000)	25,703
Mindray Medical
International Ltd.	Receive	0.318%	(121,100)	(5,000)	17,109
NeoGenomics, Inc.	Receive	0.210%	(121,600)	(20,000)	(2,414)
Netgear, Inc.	Receive	0.210%	(151,900)	(5,000)	(661)
NewLink Genetics Corp.	Receive	1.995%	(134,730)	(3,000)	7,542
Novavax, Inc.	Receive	0.210%	(129,240)	(12,000)	37,826
Omeros Corp.	Receive	2.242%	(70,450)	(5,000)	34,550
Overstock.com, Inc.	Receive	0.993%	(145,410)	(7,400)	16,165
Pacific Biosciences
of California	Receive	0.210%	(99,600)	(20,000)	5,000
Papa Murphy’s Holdings, Inc.	Receive	4.101%	(103,460)	(7,000)	42,108

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Total Return Swaps (Continued)

August 31, 2015 (Unaudited)

	Pay/
	Receive
	Total
	Return			Number	U.S. $
	on		U.S. $	of	Unrealized
	Reference	Financing	Notional	Shares/	Appreciation
Reference Entity (a)	Entity	Rate	Amount	Units	(Depreciation)
Potbelly Corp.	Receive	1.640%	(105,600)	(10,000)	$21,500
Raptor Pharmaceuticals Corp.	Receive	0.210%	(134,643)	(11,100)	39,929
Ruby Tuesday, Inc.	Receive	0.210%	(118,440)	(18,000)	(360)
Senomyx, Inc.	Receive	1.450%	(133,200)	(20,000)	(17,691)
Sportsman’s Warehouse
Holdings, Inc.	Receive	1.640%	(167,960)	(13,000)	(12,480)
Straight Path
Communications, Inc.	Receive	2.767%	(141,050)	(6,200)	51,189
Synergy Resources Corp.	Receive	0.210%	(139,620)	(13,000)	15,096
Tangoe, Inc.	Receive	0.210%	(57,000)	(7,600)	41,724
The Chefs’ Warehouse, Inc.	Receive	0.210%	(102,952)	(6,800)	40,936
Tile Shop Holdings, Inc.	Receive	1.492%	(154,700)	(13,000)	34,814
Trex Company, Inc.	Receive	0.210%	(140,880)	(3,630)	43,554
Universal Insurance
Holdings, Inc.	Receive	0.210%	(98,520)	(4,000)	(466)
Web.com Group, Inc.	Receive	0.210%	(64,590)	(3,000)	6,840
Yelp, Inc.	Receive	0.550%	(96,994)	(4,000)	—
TOTAL NET TOTAL RETURN SWAPS – USD BASED					$771,202

The below are GBP based swaps:

	Pay/
	Receive
	Total
	Return			Number	U.S. $
	on		Pound £	of	Unrealized
	Reference	Financing	Notional	Shares/	Appreciation
Reference Entity (a)(b)	Entity	Rate	Amount	Units	(Depreciation)
Lloyds Banking Group PLC	Pay	0.908%	103,636	133,931	$(14,473)
SABMiller PLC	Pay	0.908%	300,727	9,847	(95,233)
TOTAL NET TOTAL RETURN SWAPS – GBP BASED					$(109,706)

(a)	Morgan Stanley is the counterparty for these open total return swaps.
(b)	Reset monthly based on the terms of the contract.

GBP  = British Pound
USD  = U.S. Dollar

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Credit Default Swaps

August 31, 2015 (Unaudited)

The below are USD based swaps:

		Interest		U.S. $	U.S. $
		Rate	U.S. $	Premium	Unrealized
	Expiration	Received	Notional	Paid/	Appreciation
Reference Entity (a)	Date	(Paid)	Amount	(Received)	(Depreciation)

Buy Protection
Campbell Soup Co.	12/20/19	(1.000)%	$371,000	$(5,796)	$(4,089)
3.050%, 07/15/2017
Coco-Cola Refreshments
USA, Inc.	12/20/19	(1.000)%	473,000	(14,197)	(3,446)
7.125%, 08/01/2017
Darden Restaurants, Inc.	12/20/19	(1.000)%	473,000	21,852	(28,646)
6.000%, 08/15/2035
Valero Energy Corp.	12/20/19	(1.000)%	556,000	6,975	(10,677)
8.750%, 06/15/2030
TOTAL BUY PROTECTION			$1,873,000	$8,834	$(46,858)

Sell Protection
iHeartCommunications, Inc.	12/20/15	5.000%	$(907,000)	$(992)	$(8,747)
6.875%, 06/15/2018
International Lease
Finance Corp.	9/20/19	5.000%	(192,000)	22,375	4,347
8.250%, 12/15/2020
K. Hovnanian
Enterprises, Inc.	6/20/20	5.000%	(210,000)	(9,132)	(50,413)
8.625%, 01/15/2017
Supervalu, Inc.	6/20/20	5.000%	(435,000)	38,892	(794)
6.750%, 06/01/2021
TOTAL SELL PROTECTION			$(1,744,000)	$51,143	$(55,607)

(a)	Morgan Stanley is the counterparty for these open credit default swaps.

USD = U.S. Dollar

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

ASSETS
Investments, at value (cost $146,780,811)	$145,609,732
Foreign Currency, at value (cost $1,717,434)	1,715,611
Receivables:
Investments sold	8,772,764
Fund shares sold	223,932
Dividends and interest	277,829
Swap dividend and interest receivable	18,847
Premiums paid on open swap contracts	59,977
Unrealized appreciation on open swap contracts	839,843
Unrealized appreciation on forward currency contracts	552,504
Deposits at brokers for derivative instruments(1)	22,291,270
Other assets	13,174
TOTAL ASSETS	180,375,483
LIABILITIES
Written options, at value (premiums received $1,211,022)	1,155,810
Securities sold short, at value (proceeds received $26,669,219)	25,226,441
Variation margin on futures contracts	36,859
Payables:
Investments purchased	11,660,331
Fund shares redeemed	186,019
Swap contracts	37,705
To affiliates	100,638
To distributor	2,153
To adviser	214,928
Dividends and interest on short positions	36,774
Swap dividend and interest payable	15,814
Unrealized depreciation on open swap contracts	280,812
Unrealized depreciation on forward currency contracts	336,910
Accrued expenses and other liabilities	61,434
TOTAL LIABILITIES	39,352,628
NET ASSETS	$141,022,855

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Assets and Liabilities (Continued)

August 31, 2015 (Unaudited)

Net assets consist of:
Paid-in capital	$140,504,497
Accumulated undistributed net investment income	1,695,965
Accumulated net realized loss	(2,436,795)
Net unrealized appreciation (depreciation) on:
Investments	(728,374)
Futures contracts	160,772
Swap contracts	559,031
Forward currency contracts	215,594
Securities sold short	1,442,778
Foreign currency translations	(3,120)
Purchased options	(442,705)
Written options	55,212
NET ASSETS	$141,022,855
Class A
Net assets	$3,530,582
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	354,441
Net asset value, minimum offering, and redemption price per share(2)	$9.96
Maximum offering price per share
(net asset value per share divided by 0.9425)(3)	$10.57
Class C
Net assets	$1,560,262
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	159,620
Net asset value, offering, and redemption price per share(4)	$9.77
Class Y
Net assets	$135,932,011
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	13,603,854
Net asset value, offering, and redemption price per share	$9.99

(1)	Serves as collateral for securities sold short and derivative instruments including forwards, futures, swaps and options.
(2)	A contingent deferred sales charge ("CDSC") of up to 1.00% may be charged on shares redeemed within eighteen months of purchase. The CDSC only applies to purchases of $1,000,000 or more.
(3)	Reflects a maximum sales charge of 5.75%.
(4)	A CDSC of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Operations

For the Six Months Ended August 31, 2015 (Unaudited)

INVESTMENT INCOME
Dividend income(1)	$930,170
Interest income	959,870
TOTAL INVESTMENT INCOME	1,890,040
EXPENSES
Management fees	1,740,489
Administration and accounting fees	197,095
Interest expense	94,924
Dividend expense	73,060
Transfer agent fees and expenses	71,335
Custody fees	56,654
Federal and state registration fees	41,817
Legal fees	28,157
Audit and tax fees	25,678
Chief Compliance Officer fees	16,249
Distribution fees	15,600
Reports to shareholders	11,323
Trustees’ fees	4,898
Other expenses	6,312
TOTAL EXPENSES	2,383,591
Less waivers and reimbursement by Adviser (Note 4)	(169,216)
NET EXPENSES	2,214,375
NET INVESTMENT LOSS	(324,335)
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	2,168,361
Futures contracts	268,182
Swap contracts	(176,004)
Forward currency contracts	607,322
Securities sold short	(696,083)
Foreign currency translations	(201,993)
Purchased options	(1,356,257)
Written options	1,096,783
1,710,311

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Operations (Continued)

For the Six Months Ended August 31, 2015 (Unaudited)

Net change in unrealized appreciation (depreciation) on:
Investments	$(9,918,857)
Futures contracts	(84,551)
Swap contracts	737,088
Forward currency contracts	(328,704)
Securities sold short	2,254,616
Foreign currency translations	108,910
Purchased options	637,612
Written options	(631,447)
(7,225,333)
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN CURRENCY	(5,515,022)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(5,839,357)

(1)	Net of $53,118 in foreign withholding taxes and issuance fees.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
FROM OPERATIONS
Net investment loss	$(324,335)	$(1,115,631)
Net realized gain (loss) on:
Investments	2,168,361	4,851,420
Futures contracts	268,182	592,312
Swap contracts	(176,004)	(877,767)
Forward contracts	607,322	1,230,352
Securities sold short	(696,083)	(4,283,836)
Foreign currency translations	(201,993)	(249,534)
Purchased options	(1,356,257)	(2,810,912)
Written options	1,096,783	1,488,775
Net change in unrealized
appreciation (depreciation) on:
Investments	(9,918,857)	(54,971)
Futures contracts	(84,551)	838,402
Swap contracts	737,088	22,671
Forward contracts	(328,704)	472,541
Securities sold short	2,254,616	260,337
Foreign currency translations	108,910	(193,296)
Purchased options	637,612	(854,657)
Written options	(631,447)	496,320
Net decrease in net assets
from operations	(5,839,357)	(187,474)

FROM DISTRIBUTIONS
Net investment income – Class Y	—	(452,347)
Net realized gain on investments – Class A	—	(141,678)
Net realized gain on investments – Class C	—	(21,092)
Net realized gain on investments – Class Y	—	(2,029,923)
Net decrease in net assets resulting
from distributions paid	—	(2,645,040)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statements of Changes in Net Assets (Continued)

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Class A	$278,943	$8,585,805
Payments for shares redeemed – Class A	(5,339,835)	(23,132,002)
Net asset value of shares issued to shareholders
in payment of distributions declared – Class A	—	139,457
Proceeds from shares sold – Class C	—	569,845
Payments for shares redeemed – Class C	(174,235)	(304,194)
Net asset value of shares issued to shareholders
in payment of distributions declared – Class C	—	18,436
Proceeds from shares sold – Class Y	21,114,769	127,208,738
Payments for shares redeemed – Class Y	(66,908,422)	(93,333,396)
Net asset value of shares issued to shareholders
in payment of distributions declared – Class Y	—	2,418,013
Net increase (decrease) in net assets
from capital share transactions	(51,028,780)	22,170,702

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(56,868,137)	19,338,188

NET ASSETS:
Beginning of Period	197,890,992	178,552,804
End of Period	$141,022,855	$197,890,992
ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME	$1,695,965	$2,020,300

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year	Period
	August 31,	Ended	Ended
	2015	February 28,	February 28,
	(Unaudited)	2015	2014(1)
Net Asset Value, Beginning of Period	$10.37	$10.50	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.03)	(0.05)	(0.13)
Net realized and unrealized gain on
investments and foreign currency	(0.38)	0.03	0.63
Total from investment operations	(0.41)	(0.02)	0.50

Less distributions paid:
From net realized gain on investments	—	(0.11)	—
Total distributions paid	—	(0.11)	—

Net Asset Value, End of Period	$9.96	$10.37	$10.50

Total return(3)(4)	(3.95)%	(0.16)%	5.00%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$3,531	$8,750	$23,258

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.95%	3.00%	3.04%
Excluding dividend and interest
expense on short positions	2.77%	2.69%	2.73%
After waivers and reimbursements or
recoupment of expenses	2.76%	2.93%	3.04%
Excluding dividend and interest expense
on short positions	2.58%	2.62%	2.73%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(0.80)%	(0.59)%	(1.38)%
After waivers and reimbursements or
recoupment of expenses	(0.61)%	(0.52)%	(1.38)%

Portfolio turnover rate(4)(7)	100.36%	218.65%	261.70%

(1)	The Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year	Period
	August 31,	Ended	Ended
	2015	February 28,	February 28,
	(Unaudited)	2015	2014(1)
Net Asset Value, Beginning of Period	$10.21	$10.42	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.07)	(0.16)	(0.20)
Net realized and unrealized gain on
investments and foreign currency	(0.37)	0.06	0.62
Total from investment operations	(0.44)	(0.10)	0.42

Less distributions paid:
From net realized gain on investments	—	(0.11)	—
Total distributions paid	—	(0.11)	—

Net Asset Value, End of Period	$9.77	$10.21	$10.42

Total return(3)(4)	(4.31)%	(0.93)%	4.20%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,560	$1,805	$1,569

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	3.73%	3.77%	3.79%
Excluding dividend and interest expense
on short positions	3.53%	3.46%	3.48%
After waivers and reimbursements or
recoupment of expenses	3.53%	3.66%	3.79%
Excluding dividend and interest expense
on short positions	3.33%	3.35%	3.48%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(1.57)%	(1.66)%	(2.11)%
After waivers and reimbursements or
recoupment of expenses	(1.37)%	(1.55)%	(2.11)%

Portfolio turnover rate(4)(7)	100.36%	218.65%	261.70%

(1)	Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year	Period
	August 31,	Ended	Ended
	2015	February 28,	February 28,
	(Unaudited)	2015	2014(1)
Net Asset Value, Beginning of Period	$10.39	$10.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)	(0.06)	(0.11)
Net realized and unrealized gain on
investments and foreign currency	(0.38)	0.07	0.62
Total from investment operations	(0.40)	0.01	0.51

Less distributions paid:
From net investment income	—	(0.02)	—
From net realized gain on investments	—	(0.11)	—
Total distributions paid	—	(0.13)	—

Net Asset Value, End of Period	$9.99	$10.39	$10.51

Total return(3)(4)	(3.85)%	0.18%	5.10%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$135,932	$187,336	$153,726

Ratio of expenses to average net assets:(5)
Before waivers and reimbursements of expenses	2.72%	2.77%	2.79%
Excluding dividend and interest expense
on short positions	2.53%	2.46%	2.48%
After waivers and reimbursements or
recoupment of expenses	2.52%	2.66%	2.79%
Excluding dividend and interest expense
on short positions	2.33%	2.35%	2.48%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and reimbursements of expenses	(0.55)%	(0.67)%	(1.14)%
After waivers and reimbursements or
recoupment of expenses	(0.35)%	(0.56)%	(1.14)%
Portfolio turnover rate(4)(7)	100.36%	218.65%	261.70%

(1)	Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The net investment loss ratio include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements
August 31, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Aurora Horizons Fund (the “Fund”) represents a distinct non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Trust has designated three classes of Fund shares: Class A, Class C and Class Y.  The three classes differ principally in their respective distribution expense arrangements as well as their respective sales fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus.  Class A shares are subject to a contingent deferred sales charge for purchases made at or above the $1,000,000 breakpoint that are redeemed within eighteen months of purchase.  Class C shares are subject to a contingent deferred sales charge (CDSC) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus.  The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed.  Class Y shares are no-load shares.  The Fund became effective and commenced operations on March 27, 2013.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Aurora Investment Management L.L.C. (the “Adviser”), the Fund’s investment adviser.

The financial statements include the accounts of Aurora Horizons Fund CFC Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.  All intercompany accounts and transactions have been eliminated in consolidation.  The Fund may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the  Fund’s investment objectives and policies.  As of August 31, 2015 the Subsidiary’s net assets were $15,832,263, which represented 11.2% of the  Fund’s net assets.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service.  When the security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)) and will generally be classified as Level 2.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation.

Debt securities other than short-term instruments are valued at the mean in accordance with prices supplied by an approved Pricing Service.  A Pricing Service may use valuation methods such as the mean between the bid and ask prices.  If the bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations.  The Fund’s Pricing Services use multiple valuation techniques to determine fair value.  In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value.  In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value, and these securities generally will be classified as Level 2.  If a price is not available from a Pricing Service; the most recent quotation obtained from one or more broker-dealers known to follow the issue.  Quotations will be valued at the mean between the bid and the

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.  Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.  Short-term debt securities which have a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.  Over-the-counter options with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer.

Over-the-counter financial derivative instruments, such as forward currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange.  Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service using a series of techniques, including simulation pricing models.  The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.  Forward currency contracts are valued at the mean between the bid and asked prices.  Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs.  If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers.  In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.  Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.  In the event the Adviser determines

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

that the price of a swap calculated in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value pricing procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2015:

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3(2)	Total
Assets
Common Stocks(1)	$80,305,294	$—	$—	$80,305,294
Corporate Bonds(1)	—	6,764,014	—	6,764,014
Municipal Bonds(1)	—	880,381	—	880,381
Bank Loans(1)	—	2,339,676	—	2,339,676
Purchased Options(4)	1,758,688	60,795	—	1,819,483
Short-Term Investments	53,500,884	—	—	53,500,884
Total Assets	$135,564,866	$10,044,866	$—	$145,609,732

Liabilities
Securities Sold Short
Common Stock	$15,366,660	$—	$—	$15,366,660
Exchange Traded Funds	9,693,011	—	—	9,693,011
Corporate Bonds	—	166,770	—	166,770
	25,059,671	166,770	—	25,226,441
Options Written(4)	1,154,130	1,680	—	1,155,810
Total Liabilities	$26,213,801	$168,450	$—	$26,382,251

Other Financial Instruments(3)
Forwards	$—	$215,594	$—	$215,594
Futures	160,772	—	—	160,772
Swaps	—	559,031	—	559,031
Total Other Financial
Instruments	$160,772	$774,625	$—	$935,397

(1)	See the Consolidated Schedule of Investments for industry/geographic classifications.
(2)
The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.  For the six months ended August 31, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

(3)	Reflected at the net unrealized appreciation on the contracts held.
(4)
Options are valued at the composite price which looks at the last trades on the exchanges where each option is traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where each option is traded.  Options are classified as Level 1 when composite pricing is based on the last trade and are classified as Level 2 when based on the mean price.  The transfers in and out of Level 1 and 2 are a result of the different pricing methodologies.

It is the Fund’s policy to record transfers between levels at the end of the reporting period.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Transfers as of August 31, 2015 are summarized in the table below:

	Assets	Liabilities
Transfers into Level 1	$33,295	$216,472
Transfers out of Level 1	(116)	—
Net transfers in and/or out of Level 1	$33,179	$216,472
Transfers into Level 2	$116	$—
Transfers out of Level 2	(33,295)	(216,472)
Net transfers in and/or out of Level 2	$(33,179)	$(216,472)

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the year.

The fair value of derivative instruments as reported within the Consolidated Statement of Assets and Liabilities as of August 31, 2015:

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

	Asset Derivatives
Derivatives not accounted	Consolidated Statement of
for as hedging instruments	Assets & Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$1,819,483
Equity – Futures	Net assets –
	Unrealized appreciation*	439,253
Equity Contracts – Swaps	Unrealized appreciation
	on swap contracts	835,496
Commodity Contracts – Futures	Net assets –
	Unrealized appreciation*	88,550
Interest Rate	Net assets –
Contracts – Futures	Unrealized appreciation*	60,023
Foreign Exchange Contracts –
Forward Currency Contracts	Unrealized appreciation
	on forward currency contracts	552,504
Credit Contracts – Swaps	Unrealized appreciation
	on swap contracts	4,347
Total		$3,799,656

	Liability Derivatives
Derivatives not accounted	Consolidated Statement of
for as hedging instruments	Assets & Liabilities Location	Value
Equity Contracts – Options	Written options, at value	$1,155,810
Equity – Futures	Net assets –
	Unrealized depreciation*	245,080
Equity Contracts – Swaps	Unrealized depreciation
	on swap contracts	174,000
Commodity Contracts – Futures	Net assets –
	Unrealized depreciation*	133,687
Interest Rate
Contracts – Futures	Net assets –
	Unrealized depreciation*	48,287
Foreign Exchange Contracts –	Unrealized depreciation on
Forward Currency Contracts	forward currency contracts	336,910
Credit Contracts – Swaps	Unrealized depreciation
	on swap contracts	106,812
Total		$2,200,586

*
Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Open Futures Contracts.  Only the current days variation margin is reported within the Consolidated Statement of Assets and Liabilities.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2015 was as follows:

	Amount of Realized Gain (Loss) on
	Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Forward Exchange
Contracts	$—	$—	$—	$—	$607,322	$607,322
Equity Contracts	(1,356,257)	1,096,783	218,428	(277,674)	—	(318,720)
Credit Contracts	—	—	—	101,670	—	101,670
Commodity
Contracts	—	—	144,845	—	—	144,845
Interest Rate
Contracts	—	—	(95,091)	—	—	(95,091)
Total	$(1,356,257)	$1,096,783	$268,182	$(176,004)	$607,322	$440,026

	Change in Unrealized Appreciation (Depreciation)
	on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Foreign Exchange
Contracts	$—	$—	$—	$—	$(328,704)	$(328,704)
Equity Contracts	637,612	(631,447)	59,095	847,329	—	912,589
Credit Contracts	—	—	—	(110,241)	—	(110,241)
Commodity
Contracts	—	—	(52,375)	—	—	(52,375)
Interest Rate
Contracts	—	—	(91,271)	—	—	(91,271)
Total	$637,612	$(631,447)	$(84,551)	$737,088	$(328,704)	$329,998

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties.  The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The netting arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

The following tables represents the offsetting assets and liabilities as of August 31, 2015:

Assets:
				Gross Amounts not
				offset in the
				Consolidated Statement
		Gross	Net Amounts	of Assets and Liabilities
		Amounts	Presented
		Offset in the	in the		Cash &
	Gross	Consolidated	Consolidated		Securities
	Amounts of	Statement	Statement		Collateral
	Recognized	Assets and	of Assets	Financial	Received	Net
	Assets	Liabilities	and Liabilities	Instruments	(Pledged)	Amount
Description
Futures
Contracts	$87,207	$(87,207)	$—	$—	$—	$—
Total Return
Swap
Contracts	835,496	—	835,496	(174,000)	—	661,496
Credit Default
Swap
Contracts	4,347	—	4,347	(4,347)	—	—
Forward
Contracts	552,504	—	552,504	(336,910)	—	215,594
	$1,479,554	$(87,207)	$1,392,347	$(515,257)	$—	$877,090

Liabilities:
				Gross Amounts not
				offset in the
				Consolidated Statement
		Gross	Net Amounts	of Assets and Liabilities
		Amounts	Presented
		Offset in the	in the		Cash &
	Gross	Consolidated	Consolidated		Securities
	Amounts of	Statement	Statement		Collateral
	Recognized	Assets and	of Assets	Financial	Received	Net
	Liabilities	Liabilities	and Liabilities	Instruments	(Pledged)	Amount
Written
Options	$1,155,810	$—	$1,155,810	$—	$(1,155,810)	$—
Futures
Contracts	124,066	(87,207)	36,859	—	(36,859)	—
Total Return
Swap
Contracts	174,000	—	174,000	(174,000)	—	—
Credit Default
Swap
Contracts	106,812	—	106,812	(4,347)	(102,465)	—
Forward
Contracts	336,910	—	336,910	(336,910)	—	—
	$1,897,598	$(87,207)	$1,810,391	$(515,257)	$(1,295,134)	$—

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Options

The Fund is subject to equity price risk and foreign currency fluctuations in the normal course of pursuing its investment objectives.  The Fund enters into written call options for speculative purposes and to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.  The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.  In addition, the Fund enters into purchased put options to hedge against changes in the value of written put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised.  The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the six months ended August 31, 2015 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	1,533	$469,136
Options written	654	132,239
Options terminated in closing transactions	(1,036)	(358,638)
Options exercised	—	—
Options expired	(226)	(34,605)
Outstanding, end of period	925	$208,132

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

	Contracts	Premiums
Put Options
Outstanding, beginning of period	4,965	$2,541,464
Options written	3,907	341,998
Options terminated in closing transactions	(4,435)	(1,807,880)
Options exercised	—	—
Options expired	(1,538)	(72,692)
Outstanding, end of period	2,899	$1,002,890

As of August 31, 2015, the fair value of long positions which served as collateral for options written, as well as other derivative instruments including swaps, forwards and futures, and securities sold short was $28,942,983.

Transactions in purchased options during the period ended August 31, 2015 were as follows:

Contracts
Outstanding, beginning of period	6,106
Options purchased	16,061
Options terminated in closing transactions	(10,874)
Options exercised	(132)
Options expired	(6,632)
Outstanding, end of period	4,529

Futures and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

collateral is required to be adjusted daily to reflect the market value of the obligations for futures contracts or the market value of the instrument underlying the contract.  The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets, with a value marked-to-market daily, sufficient to cover its potential obligations.

The average monthly notional volume amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	$142,191,670	$9,884,607
Short	$147,046,356	$9,605,924

Swap Agreements

The Fund is subject to equity price, foreign exchange rate, credit, and commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes to manage these risks, including total return swaps and credit default swaps.

Total Return Swaps – A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loan, or bond.  This is owned by the party receiving the set rate payment.

Credit Default Swaps – Credit default swaps have two primary risks: counterparty risk and liquidity risk.

Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  At August 31, 2015, the Fund did not have any deposits with brokers to serve as collateral for swap contracts.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

For the six months ended August 31, 2015, the Fund recorded net realized losses of $176,004 resulting from swap activity. The average monthly notional amount of swaps during the period was $4,677,248 for long positions and $10,921,035 for short positions.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(d) Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Consolidated Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Consolidated Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  Such amounts are recorded on the ex-dividend date as dividend or interest expense.  As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  The segregated assets are valued consistent with Note 2(a) above.  The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  At August 31, 2015, the Fund had deposits with a broker which served as collateral for derivative instruments and securities sold short.  The Fund’s deposits with a broker for securities sold short are with Morgan Stanley.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

For tax purposes, the Subsidiary is an exempted Cayman investment company.  The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in the Fund’s investment company taxable income.

As of and during the year ended February 28, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.  During the year ended February 28, 2015, the Fund did not incur any interest or penalties.  The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(f) Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(g) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(i) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Rule 12b-1 distribution and service fees are expensed at 0.25% and 1.00% of average daily net assets of the Class A and Class C shares, respectively.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(j) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for best tax relief order.  Dividend income and expense, less net foreign withholding tax, are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Payments received on securities in default are recorded as return of capital.

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended February 28, 2015 was as follows:

February 28, 2015
Ordinary Income	$2,280,084
Long-Term Capital Gain	$364,956

As of February 28, 2015, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$199,091,945
Gross tax unrealized appreciation	17,380,796
Gross tax unrealized depreciation	(10,947,237)
Net total unrealized appreciation	$6,433,559
Undistributed ordinary income	2,044,268
Undistributed long-term capital gain	—
Total distributable earnings	$2,044,268
Other accumulated losses	(2,120,112)
Total accumulated gains	$6,357,715

The basis of investments and distributable earnings for tax and financial reporting purposes differ principally due to the deferral of losses on wash sales, straddle adjustments, market-to-market on 1256 contracts and constructive sale adjustments.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended February 28, 2015, the following reclassifications were made for permanent tax differences on the Consolidated Statement of Assets and Liabilities:

Accumulated Undistributed Net Investment Income	$3,351,616
Accumulated Net Realized Loss	$(3,134,115)
Paid-In Capital	$(217,501)

At February 28, 2015, the Fund deferred on a tax basis, post-October short-term losses of $395,816.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 2.00% of the Fund’s average daily net assets.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 28, 2016, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) do not exceed the Expense Limitation Cap as follows:

	Class A	Class C	Class Y
Aurora Horizons Fund	2.58%	3.33%	2.33%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the waivers per class that occurred during the six months ended August 31, 2015, as well as subject to potential recovery expiring as noted below.  There were no waivers for the period ended February 28, 2014 which are subject to recoupment.

	Class A	Class C	Class Y
February 28, 2018	$12,436	$2,014	$199,538
August 31, 2018	$ 5,328	$1,713	$162,175

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers.  Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Achievement Asset Management LLC
Atlantic Investment Management, Inc.
Feingold O’Keeffe Capital, L.L.C.
Graham Capital Management, L.P.
Ionic Capital Management LLC
Kabouter Management, LLC
Kingsford Capital Management, LLC
Kovitz Investment Group, LLC
MPAM Credit Trading Partners L.P.
Pine River Capital Management L.P.
York Registered Holdings, L.P.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay NGAM Distribution, L.P. (the “Distributor”) a distribution fee of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and C shares, respectively, for services to Fund shareholders and distribution of Fund shares.  The Distributor and the Adviser are affiliated companies.  As of and during the six months ended August 31, 2015, the Fund accrued and owed expenses related to the 12b-1 Plan as presented in the Consolidated Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Accrued	Fees Owed
Class A	$7,034	$ 799
Class C	$8,566	$1,354

(6)	Offering Price Per Share and CDSC

The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75%.  The public offering price for Class C and Y shares is the net asset value.

The Distributor retains the entire sales charge when it makes sales directly to the public.  Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge.  For the six months ended August 31, 2015, the Distributor received $43 for sales charges on Class A shares.  Sales charges are not an expense of the Fund and are not reflected in the financial statements.

Class A shares are subject to a Contingent Deferred Sales Charge (“CDSC”) of 1% on purchases of $1,000,000 or more that are redeemed within 18 months of purchase.  Class C shares are subject to a CDSC of 1% on purchases redeemed within 12 months of purchase.  During the six months ended August 31, 2015, CDSCs of $155 were collected.

(7)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement.  The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and accountants; coordinating the preparation and payment of the Fund’s expenses; and reviewing the Fund’s expense accruals.  For the six months ended August 31, 2015, the Fund incurred $197,095 in administration and accounting fees.  At August 31, 2015, the Administrator and Accountant were owed fees of $62,686.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

USBFS also serves as the transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2015, the Fund incurred $44,015(1), and $43,843(2) in transfer agency and custody fees, respectively.  At August 31, 2015, the Fund owed fees of $17,549, and $13,380 for transfer agency and custody fees, respectively.

(1)	This amount does not include sub transfer agency fees, and therefore it does not agree to the amount on the Consolidated Statement of Operations.
(2)	This amount does not include prime broker expenses and therefore it does not agree to the amount on the Consolidated Statement of Operations.

The Fund also has a line of credit with U.S. Bank (see Note 11).

The Distributor is affiliated with the Adviser.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended August 31, 2015, the Fund was allocated $16,249 of the Trust’s Chief Compliance Officer fee.  At August 31, 2015, the Fund owed fees of $7,023 to USBFS for Chief Compliance Officer’s services.

(8)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
Class A	August 31, 2015	February 28, 2015
Shares sold	27,178	812,612
Shares reinvested	—	13,686
Shares redeemed	(516,627)	(2,198,211)
Net increase (decrease)	(489,449)	(1,371,913)

	Six Months Ended	Year Ended
Class C	August 31, 2015	February 28, 2015
Shares sold	—	54,520
Shares reinvested	—	1,834
Shares redeemed	(17,144)	(30,232)
Net increase	(17,144)	26,122

	Six Months Ended	Year Ended
Class Y	August 31, 2015	February 28, 2015
Shares sold	2,041,515	12,080,097
Shares reinvested	—	237,060
Shares redeemed	(6,474,555)	(8,901,233)
Net increase	(4,433,040)	3,415,924

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(9)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the six months ended August 31, 2015, are detailed below.

Purchases
U.S. Government	$—
Other	118,894,872
$118,894,872
Sales
U.S. Government	$—
Other	159,659,113
$159,659,113

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2015, UBS and National Financial Services LLC, for the benefit of its customers held 28% and 25%, respectively, of the outstanding shares for Class A.  RBC Capital Markets LLC, for the benefit of its customers, held 29% of the outstanding shares for Class C. Charles Schwab, for the benefit of its customers, owned 48% of the outstanding shares for Class Y.

(11)	Line of Credit

The Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $20,000,000, which expires on August 12, 2016.  This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments.  Interest will be accrued at the prime rate of 3.25% as of August 31, 2015.  The credit facility is with the Fund’s custodian, U.S. Bank.  During the six months ended August 31, 2015, the Fund did not utilize the line of credit.

(12)	Subsequent Events

Effective September 18, 2015, the Advisor terminated its investment sub-advisory agreement with Kovitz Investment Group, LLC (“KIG”) an investment sub-adviser to the Aurora Horizons Fund.

Effective October 1, 2015 Feingold O’Keeffe Capital, L.L.C. d/b/a/ FOC Partners, an investment sub-adviser to the Aurora Horizons Fund, has changed its name to NewStar Capital, LLC.

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Sub-Advisory Agreement
(Unaudited)

The Board met in person at a special meeting held on March 16, 2015 to consider the approval of a new sub-advisory agreement (the “Pine River Sub-Advisory Agreement”) for the Aurora Horizons Fund (the “Fund”), a series of the Trust, entered into between the Adviser and Pine River Capital Management L.P. (“Pine River”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Pine River Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including copies of the Pine River Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Pine River Sub-Advisory Agreement, due diligence materials prepared by Pine River (including a due diligence questionnaire, Form ADV, bibliographic information of key management and compliance personnel, a compliance program summary and certain specific compliance policies and procedures, including the Sub-Adviser’s code of ethics) and other pertinent information.

In connection with the review, the Trustees were familiar with the Fund’s stated investment objective to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Trustees were also familiar with the Adviser’s strategy to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers, including Pine River, who implement a number of different alternative investment strategies and invest in a variety of markets and that each sub-adviser’s investment strategy is intended to contribute to the Fund’s investment objective under varying market conditions.

Based on their evaluation of the information provided by the Adviser and Pine River, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Pine River Sub-Advisory Agreement for an initial term of two years.

DISCUSSION OF FACTORS CONSIDERED

In considering the Sub-Advisory Agreement between the Adviser and Pine River and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISER TO THE FUND

The Trustees considered the nature, extent and quality of services to be provided by Pine River to the Aurora Horizons Fund.  The Trustees considered Pine River’s specific responsibilities in all aspects of day-to-day management of a portion of the Aurora Horizons Fund’s assets, as well as the qualifications, experience and responsibilities of James Clark, Lucy Destefano and Aaron Zimmerman, who would serve as the portfolio managers for the segment of the Aurora Horizons Fund’s assets managed by Pine River, and other key personnel at Pine River.  The Trustees concluded that Pine River had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing

AURORA HORIZONS FUND
Basis for Trustees’ Approval of Sub-Advisory Agreement
(Continued) (Unaudited)

its duties under the Pine River Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided to the Aurora Horizons Fund were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISER

In assessing the portfolio management services to be provided by Pine River, the Board considered the qualifications, background and experience of the portfolio managers and the performance of an investment strategy managed by Pine River similar to that which would be applied to Pine River’s segment of the Aurora Horizons Fund in comparison to a benchmark index (the HFRX Emerging Market Neutral Index).  The Trustees concluded that the Aurora Horizons Fund and its shareholders were likely to benefit from Pine River’s management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by Aurora to Pine River under the Pine River Sub-Advisory Agreement.  Since Pine River’s sub-advisory fees would be paid by Aurora, the overall advisory fee paid by the Aurora Horizons Fund would not be directly affected by Pine River’s sub-advisory fee.  Consequently, the Trustees did not consider the costs of services to be provided by Pine River or its profitability from its relationship with the Aurora Horizons Fund because the Trustees did not consider these factors as relevant.  Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Pine River by Aurora were reasonable in light of the services to be provided under the Pine River Sub-Advisory Agreement.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

Since the sub-advisory fees payable to Pine River would not be paid by the Aurora Horizons Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by Pine River from its association with the Aurora Horizons Fund.  The Trustees concluded that the benefits that Pine River may receive appear to be reasonable, and in many cases benefit the Aurora Horizons Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Pine River Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Aurora Horizons Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Pine River Sub-Advisory Agreement, including the sub-advisory fees, as being in the best interests of the Aurora Horizons Fund and its shareholders.

AURORA HORIZONS FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

AURORA HORIZONS FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 54.93% of its ordinary income distribution for the year ended February 28, 2015, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 28, 2015, 28.23% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the year ended February 28, 2015, 80.16% of taxable ordinary income distributions were designated as short-term capital gain distributions under Internal Revenue Section 871(k).

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-443-2862.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	38	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 60		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
three portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	38	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
three portfolios).

AURORA HORIZONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired. (2011–	38	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 72		2009	Administrative		fund complex
			Officer (“CAO”) and		(two closed-
			Chief Compliance		end investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio).
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 53	2001		Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
three portfolios).

AURORA HORIZONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 58	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President,
Milwaukee, WI 53202		May 29,	U.S. Bancorp Fund
Age: 33		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer,	July 1,	U.S. Bancorp Fund
Age: 55	Vice	2014	Services, LLC
	President		(January 2014–
	and		present); Senior
	Anti-Money		Vice President,
	Laundering		Ariel Investments,
	Officer		LLC (2010–2013);
Vice President,
Ariel Investments,
LLC (2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 33		2011	Services, LLC
(2008–present).

AURORA HORIZONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		April 23,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2011–present);
Student, Illinois
State University
(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 1,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Fund.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-443-2862. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12 month period ended June 30 is available without charge, upon request, by calling, toll free, 1-800-443-2862, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-443-2862 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

AURORA HORIZONS FUND

Investment Adviser	Aurora Investment Management L.L.C.
300 North LaSalle Street, 52nd Floor
Chicago, Illinois 60654

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	NGAM Distribution, L.P.
399 Boylston Street
Boston, Massachusetts 02116

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date     November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date     November 3, 2015

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     November 3, 2015

* Print the name and title of each signing officer under his or her signature.